Biological assets - Disclosure of reconciliation of changes in biological assets (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in biological assets [abstract]
Biological assets, beginning balance	[1]	$ 197	$ 114
Exchange differences		(13)	27
Transferred to inventories		(23)	(10)
Fair value change		(17)	0
Farming cost capitalised		55	66
Biological assets, ending balance		$ 199	$ 197	[1]

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.